Share equity incentive plans - Schedule of Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum		0.55%
Risk free interest rate, maximum		0.92%
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares (in dollars per share)		$ 12.92
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated fair value of underlying ordinary shares (in dollars per share)		$ 24.08
Outstanding share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		60.00%
Expected term in years		6 years 3 months
Dividend yield		0.00%